UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5687

Strong Common Stock Fund, Inc., on behalf of Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund and
Strong Advisor Technology Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Advisor Common Stock Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 92.9%
Apparel - Shoes & Related Manufacturing 1.4%
Reebok International, Ltd.                                        505,000       $  18,543,600

Banks - Super Regional 2.2%
Fifth Third Bancorp                                               335,000          16,488,700
Marshall & Ilsley Corporation                                     315,000          12,694,500
                                                                         ---------------------
                                                                                   29,183,200

Banks - West/Southwest 1.6%
City National Corporation (c)                                     315,000          20,459,250

Building - Heavy Construction 1.2%
Jacobs Engineering Group, Inc. (b) (c)                            405,000          15,507,450

Chemicals - Specialty 1.5%
Lonza Group AG (CHF) (d)                                          425,000          19,274,725

Commercial Services - Leasing 1.6%
Ryder Systems, Inc. (c)                                           430,000          20,227,200

Computer - Data Storage 1.5%
Seagate Technology (b) (c)                                      1,400,000          18,928,000

Computer - IT Services 2.8%
Affiliated Computer Services, Inc. Class A (b)                    353,000          19,651,510
BearingPoint, Inc. (b) (c)                                      1,900,000          16,986,000
                                                                         ---------------------
                                                                                   36,637,510

Computer - Software Design 1.3%
Mentor Graphics Corporation (b) (c)                             1,600,000          17,544,000

Computer Software - Enterprise 3.0%
Business Objects SA Sponsored ADR (b) (c)                         925,000          21,561,750
Citrix Systems, Inc. (b) (c)                                      970,000          16,994,400
                                                                         ---------------------
                                                                                   38,556,150

Computer Software - Medical 0.8%
WebMD Corporation (b) (c)                                       1,430,000           9,952,800

Containers 1.7%
Pactiv Corporation (b)                                            950,000          22,087,500

Cosmetics - Personal Care 1.6%
International Flavors & Fragrances, Inc.                          550,000          21,010,000

Diversified Operations 2.3%
Carlisle Companies, Inc.                                          314,000          20,074,020
SPX Corporation                                                   275,000           9,735,000
                                                                         ---------------------
                                                                                   29,809,020

Electrical - Equipment 1.0%
EnerSys (b) (c)                                                 1,050,000          13,492,500

Electronics - Contract Manufacturing 1.3%
Solectron Corporation (b)                                       3,400,000          16,830,000

Electronics - Miscellaneous Components 2.4%
Amphenol Corporation Class A (b)                                  540,000          18,500,400
Symbol Technologies, Inc.                                       1,015,000          12,829,600
                                                                         ---------------------
                                                                                   31,330,000

Electronics - Semiconductor Manufacturing 4.5%
Advanced Micro Devices, Inc. (b) (c)                            1,255,000          16,315,000
Fairchild Semiconductor Corporation Class A (b)                 1,150,000          16,295,500
SanDisk Corporation (b) (c)                                       880,000          25,625,600
                                                                         ---------------------
                                                                                   58,236,100

Finance - Equity REIT 0.7%
Apartment Investment & Management Company Class A                 263,000           9,147,140

Finance - Publicly Traded Investment Funds-Equity
(Non 40 Act) 1.5%
Biotech HOLDRs Trust (c)                                          135,000          19,507,500

Insurance - Brokers 1.4%
Arthur J. Gallagher & Company                                     565,000          18,718,450

Insurance - Diversified 1.4%
Genworth Financial, Inc. Class A (b) (c)                          780,000          18,174,000
Primus Guaranty, Ltd. (b)                                           5,800              78,300
                                                                         ---------------------
                                                                                   18,252,300

Insurance - Property/Casualty/Title 3.9%
MBIA, Inc.                                                        290,000          16,880,900
RenaissanceRe Holdings, Ltd.                                      370,000          19,084,600
The St. Paul Travelers Companies, Inc.                            460,000          15,207,600
                                                                         ---------------------
                                                                                   51,173,100

Internet - E*Commerce 1.0%
IAC/InterActiveCorp (b) (c)                                       575,000          12,661,500

Internet - Software 1.0%
DoubleClick, Inc. (b) (c)                                       2,170,000          12,824,700

Leisure - Toys/Games/Hobby 1.1%
Mattel, Inc.                                                      755,000          13,688,150

Machinery - General Industrial 1.6%
Roper Industries, Inc. (c)                                        360,000          20,685,600

Media - Cable TV 5.0%
Cablevision Systems New York Group Class A (b)                  1,150,000          23,322,000
Cox Communications, Inc. Class A (b)                              710,000          23,522,300
The DIRECTV Group, Inc. (b)                                     1,000,000          17,590,000
                                                                         ---------------------
                                                                                   64,434,300

Media - Newspapers 1.1%
Dow Jones & Company, Inc. (c)                                     340,000          13,807,400

Media - Radio/TV 1.4%
Liberty Media Corporation Class A (b)                           2,105,000          18,355,600

Medical - Biomedical/Biotechnology 3.0%
Celgene Corporation (b) (c)                                       280,000          16,304,400
Medimmune, Inc. (b)                                               965,000          22,870,500
                                                                         ---------------------
                                                                                   39,174,900

Medical - Ethical Drugs 1.3%
Biovail Corporation International (b) (c)                         965,000          16,694,500

Medical - Products 1.5%
Valeant Pharmaceuticals International (c)                         795,000          19,175,400

Medical/Dental - Services 2.6%
Omnicare, Inc.                                                    530,000          15,030,800
Pharmaceutical Product Development, Inc. (b) (c)                  515,000          18,540,000
                                                                         ---------------------
                                                                                   33,570,800

Medical/Dental - Supplies 1.2%
Hillenbrand Industries, Inc.                                      310,000          15,664,300

Metal Ores - Miscellaneous 1.7%
Alcoa, Inc.                                                       645,000          21,665,550

Oil & Gas - Drilling 3.7%
Nabors Industries, Ltd. (b)                                       385,000          18,229,750
Noble Corporation (b)                                             670,000          30,116,500
                                                                         ---------------------
                                                                                   48,346,250

Oil & Gas - Machinery/Equipment 2.0%
Smith International, Inc. (b)                                     430,000          26,113,900

Oil & Gas - United States Exploration & Production
5.9%
Apache Corporation                                                550,000          27,560,500
Burlington Resources, Inc.                                        680,000          27,744,000
EOG Resources, Inc.                                               330,000          21,730,500
                                                                         ---------------------
                                                                                   77,035,000

Pollution Control - Services 1.6%
Republic Services, Inc.                                           710,000          21,129,600

Retail - Clothing/Shoes 1.3%
Ann Taylor Stores Corporation (b)                                 705,000          16,497,000

Retail - Department Stores 2.7%
Kohl's Corporation (b)                                            335,000          16,143,650
Saks, Inc.                                                      1,520,000          18,316,000
                                                                         ---------------------
                                                                                   34,459,650

Retail - Leisure Product 1.3%
The Sports Authority, Inc. (b) (c)                                745,000          17,284,000

Retail - Restaurants 1.2%
Outback Steakhouse, Inc.                                          390,000          16,196,700

Retail - Super/Mini Markets 1.3%
The Kroger Company (b)                                          1,130,000          17,537,600

Retail/Wholesale - Auto Parts 1.3%
Advanced Auto Parts, Inc. (b)                                     490,000          16,856,000

Telecommunications - Services 1.6%
Sprint Corporation                                              1,040,000          20,935,200

Telecommunications - Wireless Equipment 2.0%
Nokia Corporation Sponsored ADR                                 1,070,000          14,680,400
UTStarcom, Inc. (b) (c)                                           690,000          11,115,900
                                                                         ---------------------
                                                                                   25,796,300

Transportation - Airline 0.9%
Continental Airlines, Inc. Class B (b) (c)                      1,315,000          11,203,800
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $972,885,808)                                         1,206,201,195
----------------------------------------------------------------------------------------------
Preferred Stocks 1.5%
Media - Cable TV
News Corporation, Ltd. Sponsored ADR                              605,000          18,954,650
----------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $18,689,045)                                          18,954,650
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 10.9%
Collateral Received for Securities Lending 5.9%
Navigator Prime Portfolio                                      77,344,613          77,344,613

Repurchase Agreements 5.0%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $62,903,232); Collateralized
by: United States Government & Agency Issues                $  62,900,000          62,900,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $2,038,948);
Collateralized by: United States Government & Agency
Issues                                                          2,038,900           2,038,900
                                                                         ---------------------
Total Repurchase Agreements                                                        64,938,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $142,283,513)                                  142,283,513
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost                                           1,367,439,358
$1,133,858,366) 105.3%
Other Assets and Liabilities, Net (5.3%)                                          (68,696,565)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                              $1,298,742,793
==============================================================================================

CURRENCY ABBREVIATIONS
------------------------------------------------------------------------------
CHF --- Swiss Franc

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.
(d) Security trades in foreign currency and is converted to U.S. dollars daily using current exchange rates.

Percentages are stated as percentages of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Endeavor Large Cap Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 99.6%
Apparel - Shoes & Related Manufacturing 0.8%
NIKE, Inc. Class B                                                  4,040         $   318,352

Banks - Money Center 1.4%
The Bank of New York Company, Inc.                                 19,380             565,315

Banks - Super Regional 1.4%
Wachovia Corporation                                               12,270             576,077

Beverages - Alcoholic 1.0%
Anheuser-Busch Companies, Inc.                                      7,690             384,116

Chemicals - Basic 1.0%
The Dow Chemical Company                                            9,260             418,367

Computer - Data Storage 2.5%
EMC Corporation (b)                                                86,020             992,671

Computer - Local Networks 0.7%
Juniper Networks, Inc. (b)                                         12,300             290,280

Computer - Manufacturers 5.1%
Apple Computer, Inc. (b)                                           12,410             480,887
Dell, Inc. (b)                                                     43,800           1,559,280
                                                                         ---------------------
                                                                                    2,040,167

Computer Software - Enterprise 2.4%
Oracle Systems Corporation (b)                                     87,220             983,842

Computer Software - Financial 0.7%
DST Systems, Inc. (b)                                               6,520             289,944

Computer Software - Security 0.5%
Symantec Corporation (b)                                            3,960             217,325

Diversified Operations 6.8%
General Electric Company                                           53,860           1,808,619
Honeywell International, Inc.                                      26,530             951,366
                                                                         ---------------------
                                                                                    2,759,985

Electronics - Semiconductor Manufacturing 4.3%
Analog Devices, Inc.                                               15,230             590,619
Marvell Technology Group, Ltd. (b)                                 44,400           1,160,172
                                                                         ---------------------
                                                                                    1,750,791

Finance - Mortgage & Related Services 1.7%
Countrywide Financial Corporation                                  17,000             669,630

Household - Consumer Electronics 1.3%
Harman International Industries, Inc.                               4,920             530,130

Insurance - Property/Casualty/Title 2.3%
The Allstate Corporation                                           19,620             941,564

Internet - Content 4.5%
Yahoo! Inc. (b)                                                    53,440           1,812,150

Internet - E*Commerce 0.8%
eBay, Inc. (b)                                                      3,580             329,145

Leisure - Services 3.5%
Royal Caribbean Cruises, Ltd.                                      32,780           1,429,208

Leisure - Toys/Games/Hobby 1.3%
Marvel Enterprises, Inc. (b)                                       35,612             518,511

Media - Cable TV 3.9%
EchoStar Communications Corporation Class A (b)                    50,790           1,580,585

Medical - Biomedical/Biotechnology 1.2%
Genzyme Corporation (b)                                             9,150             497,851

Medical - Generic Drugs 2.4%
Teva Pharmaceutical Industries, Ltd. ADR                           37,330             968,714

Medical - Health Maintenance Organizations 3.1%
Anthem, Inc. (b)                                                   14,305           1,248,111

Medical - Products 9.4%
Alcon, Inc.                                                         7,630             611,926
American Medical Systems Holdings, Inc. (b)                         9,070             328,969
Boston Scientific Corporation (b)                                  19,720             783,476
Medtronic, Inc.                                                    23,070           1,197,333
Zimmer Holdings, Inc. (b)                                          11,270             890,781
                                                                         ---------------------
                                                                                    3,812,485

Medical - Systems/Equipment 1.9%
Fisher Scientific International, Inc. (b)                          13,370             779,872

Medical - Wholesale Drugs/Sundries 0.7%
McKesson Corporation                                               10,780             276,507

Metal Ores - Gold/Silver 2.0%
Newmont Mining Corporation Holding Company                         17,480             795,864

Metal Ores - Miscellaneous 3.0%
Phelps Dodge Corporation                                           12,970           1,193,629

Oil & Gas - Canadian Exploration & Production 1.7%
Canadian Natural Resources, Ltd.                                   17,580             700,211

Oil & Gas - Drilling 1.2%
Transocean, Inc. (b)                                               13,530             484,103

Oil & Gas - Field Services 2.2%
Schlumberger, Ltd.                                                 13,320             896,569

Oil & Gas - Production/Pipeline 1.5%
The Williams Companies, Inc.                                       48,880             591,448

Oil & Gas - United States Exploration & Production
1.4%
Noble Energy, Inc.                                                  9,470             551,533

Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                             3,710              71,863

Retail - Department Stores 1.9%
Kohl's Corporation (b)                                             15,540             748,873

Retail - Drug Stores 1.5%
CVS Corporation                                                    14,750             621,417

Retail - Major Discount Chains 2.1%
Target Corporation                                                 18,360             830,790

Retail/Wholesale - Office Supplies 2.5%
Staples, Inc.                                                      33,390             995,690

Telecommunications - Services 1.7%
Sprint Corporation                                                 33,240             669,121

Telecommunications - Wireless Equipment 8.5%
Motorola, Inc.                                                     57,310           1,033,872
QUALCOMM, Inc.                                                     20,730             809,299
Research in Motion, Ltd. (b)                                       21,040           1,606,194
                                                                         ---------------------
                                                                                    3,449,365

Telecommunications - Wireless Services 1.6%
Crown Castle International Corporation (b)                         22,490             334,651
NII Holdings, Inc. Class B (b)                                      7,500             309,075
                                                                         ---------------------
                                                                                      643,726
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $35,747,877)                                             40,225,897
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.5%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $300,015); Collateralized by:
United States Government & Agency Issues                      $   300,000             300,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $297,007);
Collateralized by: United States Government & Agency
Issues                                                            297,000             297,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $597,000)                                          597,000
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $36,344,877)                                 40,822,897
101.1%
Other Assets and Liabilities, Net (1.1%)                                             (455,776)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      40,367,121
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Strong Advisor Focus Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.3%
Banks - Super Regional 1.2%
Wells Fargo & Company                                                 445         $    26,535

Beverages - Soft Drinks 0.9%
Cott Corporation (b)                                                  700              20,188

Commercial Services - Miscellaneous 4.0%
Cogent, Inc. (b)                                                      100               1,822
Paychex, Inc.                                                       2,900              87,435
                                                                         ---------------------
                                                                                       89,257
Commercial Services - Schools 8.0%
Apollo Group, Inc. Class A (b)                                      1,500             110,055
Strayer Education, Inc.                                               600              69,006
                                                                         ---------------------
                                                                                      179,061
Computer - Local Networks 2.9%
Polycom, Inc. (b)                                                   3,300              65,406

Computer - Manufacturers 6.4%
Dell, Inc. (b)                                                      4,000             142,400

Computer Software - Education/Entertainment 3.1%
Electronic Arts, Inc. (b)                                           1,500              68,985

Computer Software - Enterprise 1.0%
Mercury Interactive Corporation (b)                                   615              21,451

Electronics - Semiconductor Manufacturing 6.1%
Analog Devices, Inc.                                                  900              34,902
Microchip Technology, Inc.                                          2,400              64,416
SiRF Technology Holdings, Inc. (b)                                  2,600              36,998
                                                                         ---------------------
                                                                                      136,316
Finance - Mortgage & Related Services 3.4%
Countrywide Financial Corporation                                   1,750              68,933
IndyMac Bancorp, Inc.                                                 200               7,240
                                                                         ---------------------
                                                                                       76,173
Financial Services - Miscellaneous 7.1%
First Marblehead Corporation (b)                                    2,710             125,744
iPayment, Inc. (b)                                                    800              32,128
                                                                         ---------------------
                                                                                      157,872
Internet - Content 0.6%
Google, Inc. Class A (b)                                              100              12,960

Internet - E*Commerce 7.3%
Amazon.com, Inc. (b)                                                  410              16,753
eBay, Inc. (b)                                                      1,600             147,104
                                                                         ---------------------
                                                                                      163,857
Internet - Network Security/Solutions 3.9%
Digital River, Inc. (b)                                             2,900              86,362

Medical - Biomedical/Biotechnology 6.0%
Gilead Sciences, Inc. (b)                                           3,600             134,568

Medical - Outpatient/Home Care 2.4%
Amedisys, Inc. (b)                                                  1,800              53,910

Medical - Products 7.9%
C.R. Bard, Inc.                                                       900              50,967
INAMED Corporation (b)                                                900              42,903
St. Jude Medical, Inc. (b)                                          1,100              82,797
                                                                         ---------------------
                                                                                      176,667
Medical/Dental - Services 2.1%
Inveresk Research Group, Inc. (b)                                   1,300              47,957

Medical/Dental - Supplies 2.4%
Kinetic Concepts, Inc. (b)                                          1,000              52,550

Oil & Gas - Field Services 1.2%
BJ Services Company                                                   500              26,205

Oil & Gas - Machinery/Equipment 3.8%
Smith International, Inc. (b)                                       1,400              85,022

Oil & Gas - United States Exploration & Production
2.6%
XTO Energy, Inc.                                                    1,750              56,840

Retail - Leisure Product 2.2%
Dick's Sporting Goods, Inc. (b)                                     1,400              49,868

Retail - Miscellaneous 9.8%
PETCO Animal Supplies, Inc. (b)                                     2,800              91,448
PETsMART, Inc.                                                      4,500             127,755
                                                                         ---------------------
                                                                                      219,203
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,655,897)                                               2,149,613
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.6%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $57,201);
Collateralized by:  United States Government &
Agency Issues                                                 $    57,200              57,200
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $57,200)                                            57,200
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,713,097)                                   2,206,813
98.9%
Other Assets and Liabilities, Net 1.1%                                                 24,626
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                $  2,231,439
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Technology Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 94.0%
Commercial Services - Security/Safety 3.1%
Mine Safety Appliances Company                                      1,000         $    40,720

Computer - Data Storage 3.1%
Seagate Technology (b)                                              3,000              40,560

Computer - Integrated Systems 2.5%
Stratasys, Inc. (b)                                                 1,050              33,133

Computer - Local Networks 3.9%
Brocade Communications Systems, Inc. (b)                            3,100              17,515
Cisco Systems, Inc. (b)                                             1,100              19,910
Emulex Corporation (b)                                              1,200              13,824
                                                                         ---------------------
                                                                                       51,249

Computer - Software Design 2.8%
Magma Design Automation (b)                                         1,600              24,128
Nassda Corporation (b)                                              1,900               6,745
Verisity, Ltd. (b)                                                    800               5,560
                                                                         ---------------------
                                                                                       36,433

Computer Software - Desktop 4.0%
Microsoft Corporation                                               1,900              52,535

Computer Software - Education/Entertainment 4.2%
Activision, Inc. (b)                                                1,000              13,870
Electronic Arts, Inc. (b)                                             900              41,391
                                                                         ---------------------
                                                                                       55,261

Computer Software - Enterprise 4.1%
FalconStor Software, Inc. (b)                                       2,100              15,645
Informatica Corporation (b)                                         2,900              16,965
Nuance Communications, Inc. (b)                                     5,100              21,675
                                                                         ---------------------
                                                                                       54,285

Computer Software - Financial 2.9%
Corillian Corporation (b)                                           3,900              17,979
Online Resources & Communications Corporation (b)                   2,900              20,590
                                                                         ---------------------
                                                                                       38,569

Diversified Operations 4.7%
Agilent Technologies, Inc. (b)                                      1,500              32,355
Koninklijke Philips Electronics NV Sponsored ADR -
New York Registry Shares                                            1,250              28,638
                                                                         ---------------------
                                                                                       60,993

Electronics - Contract Manufacturing 2.8%
TTM Technologies, Inc. (b)                                          4,100              36,449

Electronics - Miscellaneous Components 6.4%
August Technology Corporation (b)                                   1,300               8,931
LG.Philips LCD Company, Ltd. (b)                                      800              12,120
Rogers Corporation (b)                                                850              36,116
TDK Corporation Sponsored ADR                                         400              26,824
                                                                         ---------------------
                                                                                       83,991

Electronics - Scientific Measuring 2.3%
FEI Company (b)                                                     1,500              29,640

Electronics - Semiconductor Manufacturing 17.8%
ARM Holdings PLC Sponsored ADR                                      2,900              13,253
ASM International NV (b)                                            1,200              15,936
ATI Technologies, Inc. (b)                                          1,800              27,594
Atheros Communications, Inc. (b)                                    1,500              15,300
Cymer, Inc. (b)                                                       900              25,794
LSI Logic Corporation (b)                                           6,200              26,722
Linear Technology Corporation                                       1,350              48,924
LogicVision, Inc. (b)                                               2,000               3,380
Mattson Technology, Inc. (b)                                        2,300              17,687
Pixelworks, Inc. (b)                                                1,400              14,014
Sigma Designs, Inc. (b)                                             2,600              24,310
                                                                         ---------------------
                                                                                      232,914

Internet - Software 3.0%
Ariba, Inc. (b)                                                     2,733              25,526
BEA Systems, Inc. (b)                                               2,000              13,820
                                                                         ---------------------
                                                                                       39,346

Leisure - Movies & Related 3.6%
Avid Technology, Inc. (b)                                           1,000              46,870

Medical - Biomedical/Biotechnology 2.5%
CYTOGEN Corporation (b)                                             1,300              13,702
Martek Biosciences Corporation (b)                                    400              19,456
                                                                         ---------------------
                                                                                       33,158

Medical - Genetics 5.1%
Diversa Corporation (b)                                             2,100              17,535
Genencor International, Inc. (b)                                    3,100              49,755
                                                                         ---------------------
                                                                                       67,290

Medical - Products 2.0%
Encore Medical Corporation (b)                                      5,300              26,394

Medical - Systems/Equipment 3.7%
CTI Molecular Imaging, Inc. (b)                                     3,000              24,210
Hologic, Inc. (b)                                                     650              12,525
Intuitive Surgical, Inc. (b)                                          500              12,375
                                                                         ---------------------
                                                                                       49,110

Oil & Gas - Machinery/Equipment 3.3%
FMC Technologies, Inc. (b)                                          1,300              43,420

Telecommunications - Wireless Equipment 4.7%
Carrier Access Corporation (b)                                      2,100              14,595
Garmin, Ltd.                                                          400              17,300
Trimble Navigation, Ltd. (b)                                          950              30,020
                                                                         ---------------------
                                                                                       61,915

Telecommunications - Wireless Services 1.5%
Nextel Communications, Inc. Class A (b)                               800              19,072
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,374,482)                                               1,233,307
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.1%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $67,002);
Collateralized by: United States Government & Agency
Issues                                                        $    67,000              67,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $67,000)                                            67,000
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,441,482)                                   1,300,307
99.1%
Other Assets and Liabilities, Net 0.9%                                                 11,991
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                $  1,312,298
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Common Stock Fund, Inc., on behalf of Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund and
Strong Advisor Technology Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004